EXPLANATORY NOTE

The sole purpose of this filing is to file revised after-tax performance information for the Mesirow Financial High Yield Fund and the Mesirow Financial Small Cap Value Sustainability Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, March 26, 2020 (SEC Accession No. 0001398344-20-006847), in interactive data format.